Consolidated Statement of Changes in Equity - NZD ($) $ in Thousands	Ordinary Shares [Member]	Retained Earnings/ (Accumulated Losses) [Member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jan. 31, 2017	$ 27,948	$ (34,838)	$ (2,154)	$ (9,044)
Loss for the year		(37,593)		(37,593)
Other comprehensive income loss for the year			148	148
Issuance new shares	22,990			22,990
Convertible notes converted to equity	17,789			17,789
Shares issued in lieu of inventory payment
Balance at Jan. 31, 2018	68,727	(72,431)	(2,006)	(5,710)
Loss for the year		(49,220)		(49,220)
Other comprehensive income loss for the year			(7)	(7)
Issuance new shares	40,228			40,228
Convertible notes converted to equity	4,159			4,159
Issuance new shares from business combination Naked	14,196			14,196
Issuance new shares for the acquisition of FOH Online Corp	6,873			6,873
Shares issued in lieu of inventory payment
Balance at Jan. 31, 2019	134,183	(121,651)	(2,013)	10,519
Adoption of IFRS 16 (note 3)		(639)		(639)
Balance at Feb. 02, 2019	134,183	(122,290)	(2,013)	9,880
Balance at Jan. 31, 2019	134,183	(121,651)	(2,013)	10,519
Loss for the year				(54,305)
Other comprehensive income loss for the year				2,131
Shares issued in lieu of inventory payment				5,942
Balance at Jan. 31, 2020	170,193	(176,595)	118	(6,284)
Balance at Feb. 02, 2019	134,183	(122,290)	(2,013)	9,880
Loss for the year		(54,305)		(54,305)
Other comprehensive income loss for the year			2,131	2,131
Issuance new shares	12,586			12,586
Convertible notes converted to equity	5,979			5,979
Shares issued in lieu of inventory payment	15,525			15,525
Warrants issued	374			374
Conversion of debt	1,546			1,546
Balance at Jan. 31, 2020	$ 170,193	$ (176,595)	$ 118	$ (6,284)